Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Lease cost	$ 28.3	$ 30.6
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	21 years